Summary of Self-insurance Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Balance at beginning of the year	$ 175,891	$ 187,694	$ 177,009
Charged to costs and expenses	37,763	46,127	66,338
Payments	(54,185)	(57,930)	(55,653)
Balance at end of the year	$ 159,469	$ 175,891	$ 187,694